UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/13

Item 1.  Reports to Stockholders.

Sustainable Opportunities Fund

Semi-Annual Report

November 30, 2013

Class I Shares (SOPNX)

1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

Sustainable Opportunities Fund Semi- Annual Report

Letter to the Shareholders

Dear Shareholders,

Equity markets throughout the developed world continue to advance in second half of 2013 through the end of November. Domestic equity indices posted double-digit returns from 5/31/13 through 11/30/13. The S&P 500 Index gained 11.9%, the Russell Mid Cap Index gained 12.0%, and the Russell 2000 Index returned 16.9%.

Developed international equity markets have also posted notable returns. The MSCI EAFE Index returned 12.1% (from 5/31/2013 through 11/30/2013) led by strong returns in the UK and Europe. Emerging market equities have struggled throughout most of 2013; the MSCI Emerging Markets Index gained 2.3% from 5/31/2012 through 11/30/2013.

Yields within US fixed income markets increased during the second half of 2013. This has created a more challenging environment for fixed income managers to operate in. The Barclays US Aggregate Bond Index returned -0.6% from 5/31/2013 through 11/30/2013.

The Sustainable Opportunities Fund is a fund of funds providing exposure to multiple fund managers through its underlying investments that seeks diversified and risk managed market exposures to equities and fixed income. The underlying funds consist of broad market exposures including US large cap, US mid cap, US small cap, developed international, emerging market equities, US fixed income and international fixed income.  The risk management strategy employed by the Funds—The Milliman Risk Management Strategy—is a two-fold risk management strategy consisting of volatility management and a capital protection strategy. The goal of the volatility management component is to attempt to lower the financial and emotional stresses of market turbulence while preserving upside potential. The goal of the capital protection strategy is to attempt to shield investors against substantial downward market movements.

The Sustainable Opportunities Fund returned 5.7% from 5/31/2013 through 11/30/2013. The Fund’s benchmark, the S&P Balanced Equity and Bond – Moderate Index, returned 4.5%. The Fund’s outperformance can be attributed to its allocation to mid- and small-cap securities, and an underweighting in fixed income securities relative to the Fund’s benchmark.

From everyone at Milliman Financial Risk Management LLC, we would like to thank you for your continued confidence in the Sustainable Opportunities Fund.

Sincerely,

Blake Graves, FRM

Adam Schenck, CFA, FRM

Portfolio Manager

Director and Portfolio Manager

Milliman Financial Risk Management LLC

Fund of funds:  A Mutual Fund that invests in other mutual funds.  Also known as a multi-management fund.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

MSCI EAFE Index (Europe, Australasia, Far East)is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As ofJune 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia,Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, theNetherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.Source: mscibarra.com.  MSCI country stocks are subject to the risks associated with investing in foreign stocks.

MSCI Emerging Markets Index captures large and mid cap representation across 21 Emerging Markets (EM) countries*. With 819 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell Mid Cap Index:  Measures the performance of the mid-cap segment of the U.S. equity universe.  It is a subset of the Russell 1000 index and includes approximately 800 of the smallest securities bases on a combination of market cap and current index membership.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks

S&P Balanced Equity and Bond Moderate: The S&P Balanced Equity and Bond Series combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for conservative, moderate and growth risk-reward profiles.

The indices shown are for informational purposes only and are not reflective of any investment.   As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.  Past performance does not guarantee future returns

Milliman Financial Risk Management, LLC is not affiliated with Northern Lights Distributors, LLC.

0040-NLD-1/6/2014

Sustainable Opportunities Fund
PORTFOLIO REVIEW
November 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended November 30, 2013 as compared to its benchmark:

	Six Months	Since Inception**
Sustainable Opportunities Fund Class I	5.68%	12.16%
S&P 500 Balanced Equity and Bond Index - Moderate Index****	4.50%	10.68%
S&P 500 Daily Risk Control 10% Total Return Index***	9.11%	18.14%
S&P 500 Total Return Index +	11.91%	25.21%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 0.93% for Class I Shares per the September 30, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7939.

** Inception date is June 15, 2012.

*** The S&P 500® Daily Risk Control 10% Total Return Index (the “Index”) relies on the existing S&P 500 methodology and overlays mathematical algorithms to control the index risk profile at a specific volatility target.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

**** The S&P 500® Balanced Equity and Bond Index – Moderate Index (the “Index”) The construction of the index involves taking a long position in the S&P 500 Total Return Index with 50% weight, and a long position in the S&P/BGCantor 7-10 Year Bond Index with 50% weight.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

+ The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Mutual Funds	92.5%
Other / Cash & Cash Equivalents	7.5%
	100.0%

Sustainable Opportunities Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 92.5%
		DEBT FUNDS - 26.7%
	906,813	JPMorgan Core Bond Fund - Institutional Class	$ 10,555,304
	214,544	Loomis Sayles Global Bond Fund - Institutional Class	3,546,406
	905,245	Metropolitan West Intermediate Bond Fund - Class I	9,514,128
	1,084,668	PIMCO Total Return Fund - Institutional Class	11,801,193
			35,417,031
		EQUITY FUNDS - 65.8%
	125,949	Eagle Small Cap Growth Fund - Class I	7,189,189
	136,034	Harbor International Fund - Institutional Class	9,663,829
	187,498	Perkins Mid Cap Value Fund - Class I	4,949,964
	552,736	Schroder Emerging Market Equity Fund - Investor Class	7,544,839
	379,036	Templeton Institutional Funds Inc. - Foreign Equity Series - Institutional Class	8,778,468
	108,438	Turner Midcap Growth Fund - Institutional Class	4,939,349
	320,771	Vanguard 500 Index Fund - Institutional Class	44,269,593
			87,335,231
		TOTAL MUTUAL FUNDS (Cost $114,406,439)	122,752,262

		SHORT-TERM INVESTMENT - 7.3%
	9,636,832	Dreyfus Cash Management - Institutional Shares to yield 0.04% + (Cost $9,636,832)	9,636,832

		TOTAL INVESTMENTS - 99.8% (Cost $124,043,271) (a)	$ 132,389,094
		OTHER ASSETS AND LIABILITIES - 0.2%	294,728
		TOTAL NET ASSETS - 100.0%	$ 132,683,822

+	Variable rate security, the money market rate shown represents the rate at November 30, 2013.

(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $124,043,271 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 8,827,890
		Unrealized Depreciation:	(482,067)
		Net Unrealized Appreciation:	$ 8,345,823

See accompanying notes to financial statements.

Sustainable Opportunities Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013 (Unaudited)
Contracts		Unrealized Appreciation
	OPEN LONG FUTURES CONTRACTS
16	MSCI Emerging Markets Index Mini December 2013
	(Underlying Face Amount at Value $811,120)	$ 19,115
12	MSCI EAFE Index Mini December 2013
	(Underlying Face Amount at Value $1,123,920)	6,075
3	Russell 2000 Index Mini December 2013
	(Underlying Face Amount at Value $342,510)	11,810
37	S&P 500 E-Mini December 2013
	(Underlying Face Amount at Value $3,337,585)	60,860
5	S&P Midcap 400 E-Mini December 2013
	(Underlying Face Amount at Value $651,550)	5,340
	NET UNREALIZED APPRECIATION FROM
	OPEN LONG FUTURES CONTRACTS	$ 103,200

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 124,043,271
At value	$ 132,389,094
Deposits with broker +	232,986
Unrealized appreciation on futures contracts	103,200
Dividends and interest receivable	63,704
Prepaid expenses and other assets	6,988
TOTAL ASSETS	132,795,972

LIABILITIES
Payable for investments purchased	43,491
Advisory fees payable	27,876
Payable to other affiliates	11,395
Accrued expenses and other liabilities	29,388
TOTAL LIABILITIES	112,150
NET ASSETS	$ 132,683,822

Composition of Net Assets:
Paid in capital	$ 124,103,346
Undistributed net investment income	581,350
Accumulated net realized loss on investments and futures contracts	(449,897)
Net unrealized appreciation of investments and futures contracts	8,449,023
NET ASSETS	$ 132,683,822

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 132,683,822
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,313,071
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.73

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
+ Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 684,783
Interest	1,316
TOTAL INVESTMENT INCOME	686,099

EXPENSES
Investment advisory fees	128,344
Administrative services fees	41,580
Accounting services fees	16,331
Registration fees	14,495
Custodian fees	13,995
Transfer agent fees	12,700
Legal fees	10,682
Audit fees	7,496
Compliance officer fees	7,191
Printing and postage expenses	4,166
Insurance expense	2,785
Trustees fees and expenses	2,734
Other expenses	4,632
TOTAL EXPENSES	267,131
Less: Fees waived by the Advisor	(9,585)
NET EXPENSES	257,546
NET INVESTMENT INCOME	428,553

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	795,432
Futures contracts	(1,158,832)
(363,400)
Net change in unrealized appreciation (depreciation) of:
Investments	6,211,152
Futures contracts	144,952
6,356,104
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS	5,992,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,421,257

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended	For the
	November 30, 2013	Period Ended
	(Unaudited)	May 31, 2013 (a)
FROM OPERATIONS
Net investment income	$ 428,553	$ 255,288
Net realized loss on investments and futures contracts	(363,400)	(130,265)
Distributions of realized gains from underlying investment companies	-	43,768
Net change in unrealized appreciation (depreciation)
on investments and futures contracts	6,356,104	2,092,919
Net increase in net assets resulting from operations	6,421,257	2,261,710

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(102,491)
Net decrease in net assets resulting from distributions to shareholders	-	(102,491)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	66,369,885	77,700,164
Reinvestment of dividends	-	247
Redemption fee proceeds	10,417	11,157
Cost of shares redeemed	(17,041,436)	(2,947,088)
Net increase in net assets resulting from shares of beneficial interest	49,338,866	74,764,480

TOTAL INCREASE IN NET ASSETS	55,760,123	76,923,699

NET ASSETS
Beginning of Period	76,923,699	-
End of Period *	$ 132,683,822	$ 76,923,699
*Includes undistributed net investment income of:	$ 581,350	$ 152,797

SHARE ACTIVITY
Class I:
Shares Sold	5,896,838	7,207,960
Shares Reinvested	-	24
Shares Redeemed	(1,513,803)	(277,948)
Net increase in shares of beneficial interest outstanding	4,383,035	6,930,036

(a)	The Sustainable Opportunities Fund commenced operations on June 15, 2012.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		For the
	November 30, 2013		Period Ended
	(Unaudited)		May 31, 2013 (1)
Net asset value, beginning of period	$ 11.10		$ 10.00

Income from investment operations:
Net investment income (2)	0.05		0.14
Net realized and unrealized gain on investments and futures contracts	0.58		1.03
Total from investment operations	0.63		1.17

Less distributions from:
Net investment income	-		(0.08)
Total distributions	-		(0.08)

Paid-in-capital from redemption fees	0.00	(3)	0.01

Net asset value, end of period	$ 11.73		$ 11.10

Total return (4)(5)	5.68%		11.89%

Net assets, at end of period (000s)	$ 132,684		$ 76,924

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.52%		1.60%
Ratio of net expenses to average net assets (7)(8)	0.50%		0.50%
Ratio of net investment income to average net assets (7)(9)	0.83%		1.30%
Portfolio Turnover Rate (5)	7%		0%
(1)	The Sustainable Opportunities Fund commenced operations on June 15, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Per share amounts represent less than $0.01 per share.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	Does not include the expenses of other investment companies in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

1.

ORGANIZATION

The Sustainable Opportunities Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund currently offers one class of shares:  Class I shares. The investment objective of the Fund is to seek long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of November 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets* (a)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 122,752,262	$ -	$ -	$ 122,752,262
Short-Term Investment	9,636,832	-	-	9,636,832
Open Long Future Contracts**	103,200	-	-	103,200
Total	$ 132,492,294	$ -	$ -	$ 132,492,294

The following amounts were transfers in/(out) of Level 2 Assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(14,464,092)	(14,464,092)
Net Transfer In/(Out) of Level 2	$ (14,464,092)	$ (14,464,092)

There were no transfers from Level 1 to Level 2. The Fund did not hold any Level 3 securities during the period.

(a) Transfers that were made into Level 2 represent securities being fair valued using observable inputs.

*Refer to the Portfolio of Investments for industry classification.

**Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of November 30, 2013, unrealized appreciation on futures contracts amounted to $103,200.  For the six months ended November 30, 2013, the Fund had realized losses of $1,158,832 from futures contracts.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

The derivative instruments outstanding as of November 30, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

The following table presents the each Portfolio’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2013.

Description	Gross Amounts of Recognized Assets	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Futures Contracts	$ 103,200	$ -	$ 232,986	$ 336,186
Total	$ 103,200	$ -	$ 232,986	$ 336,186

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended November 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $54,049,063 and $6,910,274 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Fund’s investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until September 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 0.50% per annum of the Fund’s average daily net assets for Class I shares.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than 0.50% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 0.50% of average daily net assets of the Class I shares. If Fund operating expenses attributable to Class I shares subsequently exceed 0.50%, per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the six months ended November 30, 2013 the Advisor waived fees in the amount of $9,585.

The following amounts are subject to recapture by the Fund by the following dates:

5/31/2016	$ 216,183

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  The Fund is authorized to pay the Distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders.  However, no such fees are chargeable to holders of the Class I shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended May 31, 2013 was as follows:

Fiscal Period Ended
May 31, 2013
Ordinary Income	$ 102,491
Long-Term Capital Gain	-
$ 102,491

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

As of May 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other		Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax		Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Post October Loss	(Depreciation)	Earnings/(Deficits)
$ 152,797	$ -	$ (26,720)	$ -	$ (101,529)	$ 2,134,671	$ 2,159,219

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $101,529.

At May 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

5/31/2013	$ (11,465)	$ (15,255)	$ (26,720)	No Expiration

TOTAL	$ (11,465)	$ (15,255)	$ (26,720)

6.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended November 30, 2013, the Fund assessed $10,417 in redemption fees.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of November 30, 2013, Wells Fargo Bank held, for the benefit of others, approximately 100.0% of the voting securities of the Sustainable Opportunities Fund.

8. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Vanguard 500 Index Fund, (the “Vanguard Fund”). The Vanguard Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013 (Unaudited)

The performance of the Fund may be directly affected by the performance of the Vanguard Fund. The financial statements of the Vanguard Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of November 30, 2013, the Fund invested 33.4% of its net assets in the Vanguard Fund.

9.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Sustainable Opportunities Fund

EXPENSE EXAMPLES

November 30, 2013 (Unaudited)

As a shareholder of the Sustainable Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 through November 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 06-1-13	Ending Account Value 11-30-13	Expenses Paid During Period*	Ending Account Value 11-30-13	Expenses Paid During Period*
Class I	0.50%	$1,000.00	$1,056.80	$2.58	$1,022.56	$2.54

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION

November 30, 2013 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Sustainable Opportunities Fund (the “Fund”) and Milliman Financial Risk Management LLC (“Milliman”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, select financial information of Milliman, bibliographic information regarding Milliman’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Milliman, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Milliman related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of Milliman’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Milliman’s specific responsibilities in all aspects of the day-to-day management of the Fund. Additionally, the Board received satisfactory responses from representatives of Milliman with respect to a series of important questions, including: whether Milliman was involved in any lawsuits or pending regulatory actions; whether Milliman’s management of other accounts would conflict with its management of the Fund; and whether Milliman has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Milliman of its practices for monitoring compliance with the Fund’s investment limitations, noting that Milliman would periodically review the portfolio managers’ performance of their duties to ensure compliance under Milliman’s compliance program.  The Board then reviewed the capitalization of Milliman based on financial information and other materials provided by Milliman and discussed such materials with Milliman.  The

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

November 30, 2013 (Unaudited)

Board concluded that Milliman was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board also concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Milliman to the Fund were satisfactory and reliable.

Performance.  As both Milliman and the Fund were newly formed, the Board did not consider the past performance in evaluating the Adviser.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Milliman, the Board reviewed and discussed a comparison of management fees and total operating expense date and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Milliman with similar investment objectives and strategies and of similar size.  The Board also considered any fallout benefits likely to accrue to Milliman or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Milliman had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, at least until June 30, 2013 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise and services to be provided to the Fund by Milliman, the fees to be charged by Milliman were fair and reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Milliman with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Milliman provided by Milliman.  With respect to Milliman, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were fair and reasonable and that anticipated profits from Milliman’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Milliman’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies.  The Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

2/5/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/5/14